                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2010


Check here if Amendment [_]; Amendment Number:
                                               -------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Global Endowment Management, LP
Address: 100 N. Tryon St.; Suite 2770, Charlotte, NC 28202

Form 13F File Number:
                      -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thruston B. Morton III
Title: Chief Investment Officer
Phone: 704-333-8282


Signature, Place, and Date of Signing:

  /s/ Thruston B. Morton III      Charlotte, North Carolina   February 11, 2011
--------------------------------  --------------------------  -----------------

Report Type (Check only one.)

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
28-12210                        Bares Capital Management
28-13598                        Belltower Advisors LLC
28-12170                        Energy Income Partners, LLC
To be issued                    Gotham Asset Management, LLC
28-12517                        Jay Jeffrey R

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 116

Form 13F Information Table Value Total: 185159(thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number        Name
--    ----------------------      ---------------------
1     N/A                         Caledonia Investments

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
COLUMN 1:                            COLUMN 2:   COLUMN 3: COLUMN 4: COLUMN 5:           COLUMN 6: COLUMN 7:        COLUMN 8:
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT OTHER     ---VOTING AUTHORITY---
NAME OF ISSUER                    TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE  SHARED   NONE
--------------------------------- -------------- --------- --------- --------- --- ---- ---------- --------- ------ ------ --------
3M CO.                            COM            88579Y101      1786     20700 SH       SOLE                  20700
ABBOTT LABORATORIES               COM            002824100      1557     32500 SH       SOLE                  32500
ACCELRYS INC                      COM            00430U103       956    115200 SH       SOLE                 115200
ALLIANCE HOLDINGS GP LP           COM UNITS LP   01861G100       633     13200 SH       SOLE                  13200
ALTRIA GROUP INC                  COM            02209S103      1741     70700 SH       SOLE                  70700
AMAZON.COM                        COM            023135106       630      3500 SH       SOLE                   3500
AMB PROPERTY CORP                 COM            00163T109       781     24625 SH       SOLE                  24625
AMICUS THERAPEUTICS INC           COM            03152W109      3082    668448 SH       SOLE                 668448
APPLE INC                         COM            037833100       839      2600 SH       SOLE                   2600
ASSOCIATED ESTATES REALTY CORP    COM            045604105       791     51750 SH       SOLE                  51750
AUTOMATIC DATA PROCESSING         COM            053015103      2638     57000 SH       SOLE                  57000
AVALONBAY COMMUNITIES INC         COM            053484101       783      6955 SH       SOLE                   6955
BECTON, DICKINSON AND CO          COM            075887109      1936     22900 SH       SOLE                  22900
BIOMED REALTY TRUST, INC.         COM            09063H107       808     43300 SH       SOLE                  43300
BOARDWALK PIPELINE PARTNERS, LP   UT LTD PARTNER 096627104      1219     39150 SH       SOLE                  39150
BOSTON PROPERTIES INC             COM            101121101       780      9059 SH       SOLE                   9059
BRISTOL-MYERS SQUIBB CO           COM            110122108      2145     81000 SH       SOLE                  81000
BROOKFIELD PROPERTIES CORP        COM            112900105      1574     89800 SH       SOLE                  89800
BUCKEYE PARTNERS LP               UNIT LTD PARTN 118230101      1818     27196 SH       SOLE                  27196
CAMPBELL SOUP COMPANY             COM            134429109      2040     58700 SH       SOLE                  58700
CAMPUS CREST COMMUNITIES INC      COM            13466Y105       829     59100 SH       SOLE                  59100
CHARTER COMMUNICATION-A           CL A NEW       16117M305      1160     29800 SH       SOLE                  29800
CITIGROUP INC                     COM            172967101       893    188800 SH       SOLE                 188800
CLOROX COMPANY                    COM            189054109      1702     26900 SH       SOLE                  26900
CME GROUP INC                     COM            12572Q105      2336      7261 SH       OTHER              1                   7261
COLGATE-PALMOLIVE CO              COM            194162103      1379     17153 SH       OTHER              1                  17153
COLGATE-PALMOLIVE CO              COM            194162103      2612     32500 SH       SOLE                  32500
CORESITE REALTY CORP              COM            21870Q105       814     59700 SH       SOLE                  59700
CORPORATE EXECUTIVE BOARD CO      COM            21988R102      1042     27748 SH       OTHER              1                  27748
CORPORATE OFFICE PROPERTIES TRUST SH BEN INT     22002T108       779     22300 SH       SOLE                  22300
CROWN CASTLE INTL CORP            COM            228227104      1012     23091 SH       SOLE                  23091
DUNCAN ENERGY PARTNERS LP         COM UNITS      265026104       589     18344 SH       SOLE                  18344
EDUCATION REALTY TRUST, INC.      COM            28140H104       785    101050 SH       SOLE                 101050
EL PASO PIPELINE PARTNERS LP      COM UNIT LPI   283702108      1327     39674 SH       SOLE                  39674
ELECTRO SCIENTIFIC INDS INC       COM            285229100       622     38800 SH       SOLE                  38800
EMERSON ELECTRIC CO               COM            291011104      2275     39800 SH       SOLE                  39800
ENBRIDGE ENERGY PARTNERS, LP      COM            29250R106      1927     30884 SH       SOLE                  30884
ENBRIDGE INC                      COM            29250N105      1239     21962 SH       SOLE                  21962
ENERGY SELECT SECTOR SPDR         SBI INT-ENERGY 81369Y506     11944    175000 SH       SOLE                 175000
ENERGY TRANSFER EQUITY LP         COM UT LTD PTN 29273V100       992     25400 SH       SOLE                  25400
ENTERPRISE PRODUCTS PARTNERS      COM            293792107      3003     72181 SH       SOLE                  72181
ENZON PHARMACEUTICALS INC         COM            293904108      1285    105600 SH       SOLE                 105600
EQUITY ONE, INC.                  COM            294752100       803     44150 SH       SOLE                  44150
EQUITY RESIDENTIAL                SH BEN INT     29476L107       787     15150 SH       SOLE                  15150
ERIE INDEMNITY COMPANY-CL A       CL A           29530P102      1126     17200 SH       SOLE                  17200
EXTRA SPACE STORAGE INC.          COM            30225T102       770     44250 SH       SOLE                  44250
EXXON MOBIL CORP                  COM            30231G102      2011     27500 SH       SOLE                  27500
FLUOR CORP                        COM            343412102       178      2690 SH       OTHER              1                   2690
GENERAL DYNAMICS CORP             COM            369550108      1079     15200 SH       SOLE                  15200
GLIMCHER REALTY TRUST             SH BEN INT     379302102       782     93150 SH       SOLE                  93150
GOOGLE INC-CL A                   CL A           38259P508      2100      3536 SH       OTHER              1                   3536
HALLMARK FINL SERVICES INC        COM NEW        40624Q203      1745    191807 SH       SOLE                 191807
HARVEST NATURAL RESOURCES IN      COM            41754V103       796     65400 SH       SOLE                  65400
HCP, INC.                         COM            40414L109       808     21950 SH       SOLE                  21950
HOLLY ENERGY PARTNERS LP          COM UT LTD PTN 435763107       569     11183 SH       SOLE                  11183
HONEYWELL INTERNATIONAL INC       COM            438516106      2419     45500 SH       SOLE                  45500
HYATT HOTELS CORP                 COM CL A       448579102       778     17000 SH       SOLE                  17000

COLUMN 1:                            COLUMN 2:   COLUMN 3: COLUMN 4: COLUMN 5:           COLUMN 6: COLUMN 7:        COLUMN 8:
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT OTHER     ---VOTING AUTHORITY---
NAME OF ISSUER                    TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE  SHARED   NONE
--------------------------------- -------------- --------- --------- --------- --- ---- ---------- --------- ------ ------ --------
INTERACTIVE INTELLIGENCE INC      COM            45839M103       746     28518 SH       SOLE                  28518
INTL ASSETS HOLDING CORP          COM            459028106       574     24317 SH       SOLE                  24317
INTL BUSINESS MACHINES CORP       COM            459200101      2510     17100 SH       SOLE                  17100
JACOBS ENGINEERING GROUP INC      COM            469814107       718     15665 SH       OTHER              1                  15665
JAMES RIVER COAL CO               COM NEW        470355207      1140     45000 SH       SOLE                  45000
JOHNSON & JOHNSON                 COM            478160104      1992     32200 SH       SOLE                  32200
JPMORGAN CHASE & CO               COM            46625H100       749     17665 SH       SOLE                  17665
KELLOGG CO                        COM            487836108      1921     37600 SH       SOLE                  37600
KIMBERLY-CLARK CORP               COM            494368103      1740     27600 SH       SOLE                  27600
KINDER MORGAN ENERGY PARTNERS, LP UT LTD PARTNER 494550106      2936     41792 SH       SOLE                  41792
LEAP WIRELESS INTL INC            COM NEW        521863308       315     25700 SH       SOLE                  25700
LIBERTY GLOBAL INC-A              COM SER A      530555101       877     24800 SH       SOLE                  24800
LIBERTY MEDIA CORP-INTER A        INT COM SER A  53071M104       648     41100 SH       SOLE                  41100
LIFE TECHNOLOGIES CORP            COM            53217V109       870     15680 SH       SOLE                  15680
LOCKHEED MARTIN CORP              COM            539830109      2251     32200 SH       SOLE                  32200
MAGELLAN MIDSTREAM PARTNERS       COM UNIT RP LP 559080106      2798     49520 SH       SOLE                  49520
MARRIOTT INTERNATIONAL-CL A       CL A           571903202       756     18200 SH       SOLE                  18200
MEDQUIST INC                      COM            584949101       225     26045 SH       SOLE                  26045
MEDTRONIC INC                     COM            585055106       229      6183 SH       OTHER              1                   6183
MEDTRONIC INC                     COM            585055106      2318     62500 SH       SOLE                  62500
MICROSOFT CORP                    COM            594918104      2960    106000 SH       SOLE                 106000
MINERALS TECHNOLOGIES INC         COM            603158106       733     11200 SH       SOLE                  11200
MOVE INC                          COM            62458M108       870    338690 SH       SOLE                 338690
NATIONAL FUEL GAS CO              COM            636180101       949     14457 SH       SOLE                  14457
NIKE, INC - CL B                  CL B           654106103      2024     23700 SH       SOLE                  23700
NORDION INC                       COM            65563C105       796     69900 SH       SOLE                  69900
NUSTAR ENERGY LP                  UNIT COM       67058H102      1943     27960 SH       SOLE                  27960
NUSTAR GP HOLDINGS LLC            UNIT RESTG LLC 67059L102       618     17000 SH       SOLE                  17000
ONEOK PARTNERS LP                 UNIT LTD PARTN 68268N103      2698     33939 SH       SOLE                  33939
PENNYMAC MORTGAGE INVESTMENT      COM            70931T103      6510    358694 SH       SOLE                 358694
PEPSICO INC                       COM            713448108      1966     30100 SH       SOLE                  30100
PHILIP MORRIS INTERNATIONAL INC   COM            718172109      2189     37400 SH       SOLE                  37400
PIONEER NATURAL RESOURCES CO      COM            723787107      1016     11700 SH       SOLE                  11700
PLAINS ALL AMER PIPELINE LP       UNIT LTD PARTN 726503105      2542     40484 SH       SOLE                  40484
POST PROPERTIES INC               COM            737464107       802     22100 SH       SOLE                  22100
QUALCOMM, INC                     COM            747525103       619     12500 SH       SOLE                  12500
REGENCY CENTERS CORP              COM            758849103       782     18520 SH       SOLE                  18520
REPUBLIC SERVICES, INC            COM            760759100       914     30600 SH       SOLE                  30600
RETAIL OPPORTUNITY INVESTMENTS
CORP                              COM            76131N101       774     78100 SH       SOLE                  78100
SCHLUMBERGER LTD                  COM            806857108      1177     14100 SH       SOLE                  14100
SHAW GROUP INC                    COM            820280105       730     21337 SH       OTHER              1                  21337
SHERWIN-WILLIAMS CO               COM            824348106      2228     26600 SH       SOLE                  26600
SIGNET JEWELERS LTD               SHS            G81276100       738     17000 SH       SOLE                  17000
SIMON PROPERTY GROUP INC          COM            828806109       789      7930 SH       SOLE                   7930
SIX FLAGS ENTERTAINMENT CORP      COM            83001A102      1311     24100 SH       SOLE                  24100
SLM CORP                          COM            78442P106       699     55500 SH       SOLE                  55500
SPECTRA ENERGY PARTNERS LP        COM            84756N109       544     16573 SH       SOLE                  16573
SUNOCO LOGISTICS PARTNERS LP      COM UNITS      86764L108      1151     13765 SH       SOLE                  13765
TEXAS INSTRUMENTS INC             COM            882508104      2152     66200 SH       SOLE                  66200
TRANSDIGM GROUP INC               COM            893641100       727     10100 SH       SOLE                  10100
TYLER TECHNOLOGIES INC            COM            902252105       951     45800 SH       SOLE                  45800
UNITED TECHNOLOGIES CORP          COM            913017109      2094     26600 SH       SOLE                  26600
VANGUARD EMERGING MARKET ETF      EMR MKT ETF    922042858     20324    422126 SH       SOLE                 422126
VODAFONE GROUP PLC-SP ADR         SPONS ADR NEW  92857W209       825     31200 SH       SOLE                  31200
WAL-MART STORES INC               COM            931142103      1613     29900 SH       SOLE                  29900
WASHINGTON REAL ESTATE INVESTMENT
TRUST                             SH BEN INT     939653101       786     25350 SH       SOLE                  25350
WESTERN GAS PARTNERS, LP          COM UNIT LP IN 958254104       641     21150 SH       SOLE                  21150
WILLIAMS COS INC                  COM            969457100       743     30050 SH       SOLE                  30050
ZHONGPIN INC                      COM            98952K107      1087     53283 SH       OTHER              1                  53283